ING
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                               DATED MAY 21, 2002

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 2002 FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
            ("GOLDENSELECT PREMIUM PLUS AND GOLDENSELECT PREMIUM PLUS
                   FEATURING THE GALAXY VIP FUND PROSPECTUSES")

                          -----------------------------

You should keep this supplement with your Profile and Prospectus.

The following change applies to the investment portfolios listed under the heading, "The Investment Portfolios" in the Profile:

The Asset Allocation Growth Series of the GCG Trust is not available.

The information concerning the investment portfolios in the remainder of the Profile and in the Prospectus remains unchanged.


ING
GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.





 Prem Plus/Galaxy Prem Plus - 123437                                   5/21/02